PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
PREPAID EXPENSES
Exploration and evaluation	$ 939		$ 4,293
General and administrative	317		44
Insurance	144		1,452
Total prepaid expenses	1,400		5,789
Less: Current prepaid expenses	(1,346)	$ (43)	$ (5,789)
Long-term prepaid expenses	$ 54